Share-Based Compensation (Details 1)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares, Non-vested restricted shares outstanding at January1, 2018 | shares	13,442,308
Number of shares, Granted | shares
Number of shares, Forfeited | shares	(217,760)
Number of shares, Vested | shares	(8,598,417)
Number of shares, Non-vested restricted shares outstanding at December 31, 2018 | shares	4,626,131
Weighted-average fair value, Non-vested restricted shares outstanding at January1, 2018 | $ / shares	$ 0.3565
Weighted-average fair value, Granted | $ / shares	0.3565
Weighted-average fair value, Forfeited | $ / shares	0.3565
Weighted-average fair value, Vested | $ / shares	0.3565
Weighted-average fair value, Non-vested restricted shares outstanding at December 31, 2018 | $ / shares	$ 0.3565